Finance income and costs, net (Details) - BRL (R$) R$ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Finance expenses [Abstract]
Monetary variation and interest on loans		R$ (65,046)	R$ (123,064)
Discounts granted		(4,953)	(10,029)
Interest for late payment to suppliers		(1,213)	(3,067)
Interest for late payment of taxes		(29,375)	(170,161)
Other finance expenses		(38,893)	(17,831)
Total finance expenses		(139,480)	(324,152)
Finance income [Abstract]
Interest income		5,402	2,924
Gains on investments		937	1,022
Other financial income		241	23
Interest financial report IFRS 15		3,854	0
Inflation adjustments - taxes recoverable	[1]	572	1,801
Interest for late payment of taxes reversal	[2]	56,029	0
Total finance income		67,035	5,770
Total finance expenses, net		R$ (72,445)	R$ (318,382)

[1]	Inflation adjustments related to income and social contribution tax losses and withheld social security (INSS).
[2]	Includes the reversal of some tax penalties and interests due to the adoption of the tax amnesty programs.